DUE TO RELATED PARTIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Due to related parties	$ 46,875	$ 46,875	$ 46,875
Bruce Abbott and David Lifschultz
Due to related parties	$ 46,875	$ 46,875	$ 46,875